Finance leases (Details 1) - Capital Lease Obligations [Member] - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Capital Leased Assets [Line Items]
2019	$ 13,582,115
2020	26,868,102
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 – 2030	140,757,796
Total minimum finance lease payments	272,231,057	$ 296,181,882
Amounts representing interest and deferred finance fees	(47,728,558)	(54,705,784)
Net minimum finance lease payments	224,502,499	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	$ 221,622,499	$ 238,596,098